Cover	Apr. 06, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 06, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43226
Entity Registrant Name	Apogee Acquisition Corp
Entity Central Index Key	0002102123
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2106 House Ave Suite 375
Entity Address, City or Town	Cheyenne
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82001
City Area Code	202
Local Phone Number	854-0515
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, one redeemable warrant, and one right to acquire one-fifth (1/5) of one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, one redeemable warrant, and one right to acquire one-fifth (1/5) of one Class A ordinary share
Trading Symbol	AACPU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	AACP
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	AACPW
Security Exchange Name	NASDAQ
Rights, each right to acquire one-fifth (1/5) of one Class A ordinary share
Title of 12(b) Security	Rights, each right to acquire one-fifth (1/5) of one Class A ordinary share
Trading Symbol	AACPR
Security Exchange Name	NASDAQ